Form N-1A Cover	Apr. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Cantor Fitzgerald Variable Insurance Trust
Document Creation Date	Apr. 01, 2026
Document Effective Date	Apr. 01, 2026
Entity Central Index Key	0000941568
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 01, 2026
Prospectus Date	Apr. 01, 2026